Net Income Attributable to Canon Inc. Shareholders per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Canon Inc. Shareholders Per Share Computations

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. shareholders per share computations is as follows:

	Years ended December 31
	2018	2017	2016
	(Millions of yen)
Net income attributable to Canon Inc.	252,755	241,923	150,650

	(Number of shares)
Average common shares outstanding	1,079,753,008	1,085,439,370	1,092,070,680
Effect of dilutive securities:
Stock options	49,319	—	—

Diluted common shares outstanding	1,079,802,327	1,085,439,370	1,092,070,680

	(Yen)
Net income attributable to Canon Inc. shareholders per share:
Basic	234.09	222.88	137.95
Diluted	234.08	222.88	137.95